LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC INCOME FUND

Supplement dated October 22, 2012 to the Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund Prospectus, dated February 1, 2012, and Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund Summary Prospectuses, each dated February 1, 2012, as may be revised and supplemented from time to time.

Effective immediately, Kathleen C. Gaffney, CFA, will no longer be a co-manager of the Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund. Matthew J. Eagan and Elaine M. Stokes will remain as portfolio managers of the Loomis Sayles High Income Fund. Daniel J. Fuss, Matthew J. Eagan and Elaine M. Stokes will remain as portfolio managers of the Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund. Accordingly, as of October 22, 2012, all references to Ms. Gaffney in the prospectuses are hereby deleted.